Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash, cash equivalents and restricted cash [Abstract]
Cash held in banks	$ 1,199	$ 1,173
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.1% and 0.32%)	10,003	4,500
Total cash and cash equivalents	11,202	5,673
Cash held with respect to CVR Agreement, see note 8	113	1,171
Restricted cash – current – Prepaid expenses and other receivables		79
Restricted cash – noncurrent – Other assets	321	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 11,636	$ 7,012